Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2024 and 2025, the amounts due are as follows:

Years ending March 31,	2024	2025
	Millions of yen	Millions of yen
2025	6,218	—
2026	3,462	5,809
2027	2,735	4,618
2028	1,704	2,884
2029	52	106
2030	—	51
On or after 2030	1	—
On or after 2031	—	1

Total	¥14,172	¥13,469

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2024 and 2025:

	2024			2025
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥608,543	¥4,839	2048	¥558,862	¥5,223	2031
Transferred loans	519,665	3,405	2062	543,453	6,918	2062
Real estate loans	9,856	180	2048	8,408	135	2048
Other	13,350	0	2044	13,261	0	2044

Total	¥1,151,414	¥8,424	—	¥1,123,984	¥12,276	—